Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0001645590
Registrant Name	Hewlett Packard Enterprise Company
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES